Profit from operations (Tables)	12 Months Ended
Dec. 31, 2019
Revenue [Abstract]
Summary of Employee Benefit Costs

(a) Employee benefit costs

	2019 £m	2018 £m	2017 £m

Wages and salaries	2,651	2,463	2,131

Social security costs	223	207	216

Other pension and retirement benefit costs (note 11)	227	212	215

Share-based payments - equity and cash-settled (note 24)	120	123	117

	3,221	3,005	2,679

Summary of Depreciation Amortisation and Impairment Costs

(b) Depreciation, amortisation and impairment costs

		2019 £m	2018 £m	2017 £m

Intangibles	– amortisation and impairment of trademarks and similar intangibles	508	377	383

	– amortisation and impairment of other intangibles	108	111	140

	– impairment of goodwill (note 3(h))	194	–	–

Property, plant and equipment	– depreciation and impairment	702	550	379

		1,512	1,038	902

Summary of Other Operating Expenses

(c) Other operating expenses include:

	2019 £m	2018 £m	2017 £m

Research and development expenses (excluding employee benefit costs and depreciation)	126	105	80

Exchange differences	22	(15)	(6)

Hedge ineffectiveness within operating profit	(5)	(8)	–

Expense relating to short-team leases	16	–	–

Expenses relating to leases of low-value assets	1	–	–

Rent of plant and equipment (operating leases) - minimum lease payments	–	61	41

Rent of property (operating leases) - minimum lease payments	–	110	85

Auditor's remuneration

Total expense for audit services pursuant to legislation:

– fees to KPMG LLP for Parent Company and Group audit	6.8	6.3	6.3

– fees to KPMG LLP firms and associates for local statutory and Group reporting audits	9.0	8.8	11.3

Total audit fees expense - KPMG LLP firms and associates	15.8	15.1	17.6

Audit fees expense to other firms	0.1	0.2	0.2

Total audit fees expense	15.9	15.3	17.8

Fees to KPMG LLP firms and associates for other services:

– audit-related assurance services	8.5	9.4	8.0

– other assurance services	0.5	0.3	4.1

– tax advisory services	–	–	–

– tax compliance	–	–	0.2

– audit of defined benefit schemes of the Company	0.4	0.4	–

– other non-audit services	–	–	–

	9.4	10.1	12.3

Summary of Restructuring and Integration Costs

	2019 £m	2018 £m	2017 £m

Employee benefit costs	364	176	193

Depreciation, amortisation and impairment costs	63	48	85

Other operating expenses	145	145	330

Other operating income	(7)	(6)	(8)

	565	363	600